Related-Party Transactions (Details) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 26, 2019	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Total sublease income		$ 181,318	$ 232,294	$ 213,918	$ 464,588	$ 714,254
Revenue from related party		340,710	0	340,710	0
Receivables from related party		45,510		45,510		0
dRX Capital AG
Related Party Transaction [Line Items]
Revenue from related party		218,564	83,570	295,544	$ 118,563	351,034	$ 451,558
Receivables from related party		153,091		153,091		$ 129,857
Percentage of ownership in related party						50.00%
Good Dermatology
Related Party Transaction [Line Items]
Percentage of lease expenses incurred by entity passed through related party					100.00%	100.00%	100.00%
Total sublease income			29,174		$ 58,348	$ 106,972	$ 116,697
Purchase of clinical trial investigator services						0	273,787
Founder and former CEO
Related Party Transaction [Line Items]
Proceeds from repayments of loan from related party							300,000
Proceeds from repayments of accrued interest on loan from related party	$ 15,682
Pharmaceutical Products Development, LLC, a shareholder
Related Party Transaction [Line Items]
Revenue from related party		3,561,794	$ 61,325	7,972,026	$ 97,519	9,106,645	0
Receivables from related party		$ 1,700,573		$ 1,700,573		6,927,470	0
Novartis | dRX Capital AG
Related Party Transaction [Line Items]
Receivables from related party						$ 129,857	$ 9,825
Percentage of ownership in related party		50.00%		50.00%